Supplement dated August 22, 2019
to the Prospectuses and Statements of Additional Information, dated May 1, 2019, for

Consultant Accumulator Variable Universal Life
Consultant Protector Variable Universal Life
Consultant SL Variable Universal Life
Consultant Variable Universal Life
Investor’s Select Variable Universal Life
TotalAccumulator Variable Adjustable Life

Issued by

Lincoln Benefit Life Company
Lincoln Benefit Life Variable Life Account

This supplement updates certain information contained in the prospectus and statement of additional information for each of the variable life policies listed above (each a “Policy”). Please read this supplement carefully and keep it for future reference. No other action is required of you.

On July 24, 2019, the indirect parent companies of Lincoln Benefit Life Company, RL LP and RL (Parallel) LP, entered into an agreement with Guaranty Income Life Insurance Company (“GILICO”) to sell LBL HoldCo, Inc. and its subsidiaries, including Lincoln Benefit Life Company, to GILICO, a subsidiary of Kuvare US Holdings, Inc. (the “Transaction”).

The Transaction is subject to required regulatory approvals. Subject to the receipt of such regulatory approvals, the Transaction is targeted to close in the fourth quarter of 2019.

The terms and provisions of your Policy will not be changed by the Transaction, and Lincoln Benefit Life Company will continue to honor all of its obligations under your Policy. The Transaction will not change the fact that Lincoln Benefit Life Company is the named insurer under your Policy.

If you have any questions about this supplement, please contact our customer service center at 1-800-865-5237 or your registered representative.

Supplement dated August 22, 2019
to the Prospectuses and Statements of Additional Information, dated May 1, 2019, for

Consultant Accumulator Variable Universal Life
Consultant Protector Variable Universal Life
Consultant SL Variable Universal Life
Consultant Variable Universal Life
Investor’s Select Variable Universal Life
TotalAccumulator Variable Adjustable Life

Issued by

Lincoln Benefit Life Company
Lincoln Benefit Life Variable Life Account

This supplement updates certain information contained in the prospectus and statement of additional information for each of the variable life policies listed above (each a “Policy”). Please read this supplement carefully and keep it for future reference. No other action is required of you.

On July 24, 2019, the indirect parent companies of Lincoln Benefit Life Company, RL LP and RL (Parallel) LP, entered into an agreement with Guaranty Income Life Insurance Company (“GILICO”) to sell LBL HoldCo, Inc. and its subsidiaries, including Lincoln Benefit Life Company, to GILICO, a subsidiary of Kuvare US Holdings, Inc. (the “Transaction”).

The Transaction is subject to required regulatory approvals. Subject to the receipt of such regulatory approvals, the Transaction is targeted to close in the fourth quarter of 2019.

The terms and provisions of your Policy will not be changed by the Transaction, and Lincoln Benefit Life Company will continue to honor all of its obligations under your Policy. The Transaction will not change the fact that Lincoln Benefit Life Company is the named insurer under your Policy.

If you have any questions about this supplement, please contact our customer service center at 1-844-768-6780 or your registered representative.